Reconciliation of Projected Benefit Obligations, Plan Assets and Funded Status of Defined Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of period		$ 16
Acquisition	19
Service cost	1	1	1
Interest cost	1	1	1
Actuarial loss in year	2	2
(Benefits paid) transfers in year		(1)
Foreign currency exchange rate changes	(2)	(1)
Benefit obligation, end of period	21	18	16
Fair value of plan assets, beginning of period		11
Acquisition	11
Actual return on plan assets	1	1
Company contributions	1	1
(Benefits paid) transfers in year		(1)
Foreign currency exchange rate changes	(1)	(1)
Fair value of plan assets, end of period	12	11	11
Funded status, end of period	$ (9)	$ (7)